BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
BORROWINGS [Abstract]
Schedule of Short-term Borrowings
	As of December 31,
	2014	2015
	RMB	RMB
Short-term bank borrowings	2,566,366,459	3,007,186,488
Long-term bank borrowings—current portion	40,500,000	282,962,717
Total short-term borrowings	2,606,866,459	3,290,149,205

Schedule of Long-term Borrowings
	As of December 31,
	2014	2015
	RMB	RMB
Long-term bank borrowings	997,000,000	2,587,103,200
Long-term borrowings with embedded warrants	-	905,557,426
Financings associated with failed sale-lease back transactions	-	1,418,206,142
Less: Current portion	(40,500,000)	(282,962,717)
Total long-term borrowings	956,500,000	4,627,904,051

Schedule of Long-term Future Principal Repayments
Year ending December 31,	RMB
2016	282,962,717
2017	1,405,796,203
Thereafter	3,222,107,848
Total	4,910,866,768